WARRANTS (Details 1) - $ / shares	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Exercise prices	$ 1.58	$ 1.70
Number of shares	2,810,000	2,680,000
WarrantExercisableOneMember
Exercise prices	$ 0.55
Number of shares	455,000
Weighted average remaining life (years)	5 years 1 month 2 days
Exercisable number of shares	455,000
WarrantExercisableTwoMember
Exercise prices	$ 0.68
Number of shares	220,000
Weighted average remaining life (years)	1 year 8 months 16 days
Exercisable number of shares	220,000
WarrantExercisableThreeMember
Exercise prices	$ 0.70
Number of shares	1,860,371
Weighted average remaining life (years)	5 years 1 month 2 days
Exercisable number of shares	1,860,371
WarrantExercisableFourMember
Exercise prices	$ 0.91
Number of shares	1,497,122
Weighted average remaining life (years)	1 year 11 months 5 days
Exercisable number of shares	1,497,122
WarrantExercisableFiveMember
Exercise prices	$ 1.4
Number of shares	786,250
Weighted average remaining life (years)	1 year 5 months 27 days
Exercisable number of shares	786,250
WarrantExercisableSixMember
Exercise prices	$ 1.5
Number of shares	3,371,000
Weighted average remaining life (years)	3 years 3 months 7 days
Exercisable number of shares	3,371,000
WarrantExercisableSeven [Member]
Exercise prices	$ 2.10
Number of shares	472,001
Weighted average remaining life (years)	2 years 11 months 16 days
Exercisable number of shares	472,001
WarrantExercisableEight [Member]
Exercise prices	$ 2.50
Number of shares	25,980
Weighted average remaining life (years)	2 years 10 months 13 days
Exercisable number of shares	25,980
WarrantExercisableNine [Member]
Exercise prices	$ 3
Number of shares	20,000
Weighted average remaining life (years)	1 year 11 months 1 day
Exercisable number of shares	20,000